Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investments Securities with Unrealized Losses (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale and held-to-maturity unrealized losses on residential non-agency mortgage-backed securities	$ 41